Note 29 - Segment Information - Reconciliation of Operating Profit (Loss) From Segments to Consolidated (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment operating income (loss)	€ 2,201,000	€ (1,315,000)	€ (2,027,000)
Financial income (expense), net	(146,000)	797,000	2,643,000
Foreign Currency exchange (losses) gains, net	136,000	538,000	(909,000)
Income tax (expense) credit	(679,000)	(358,000)	(388,000)
Net income (loss)	€ 1,512,056	€ (338,382)	€ (681,345)